Investment Strategy - Federated Hermes International Strategic Value Dividend Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in equity securities of companies based in countries outside the United States, consisting principally of high dividend-paying stocks with dividend growth potential. The Fund generally invests in large-cap or mid-cap stocks (which are generally defined as of the date of this Prospectus as stocks of companies with market capitalizations above $7 billion and $2 billion, respectively) and may also hold depositary receipts and real estate investment trusts. The Fund’s investment adviser (the “Adviser”) believes a strategic emphasis on high dividend-paying stocks with the potential for future dividend growth can enhance performance over time. The Adviser defines high-dividend paying stocks as those with a higher dividend yield than the MSCI World ex USA Index’s average dividend yield. The Adviser believes that this is achievable while targeting long-term dividend growth and lower volatility than the index, as measured by standard deviation. The Adviser’s security selection process involves prioritizing stocks based on attractive combinations of dividend yield and dividend growth potential over time following review of appropriate fundamental criteria, including, but not limited to, balance sheet strength, earnings growth and cash flow durability. Those companies that rank as highly attractive in the prioritization process are closely scrutinized for inclusion in the portfolio using bottom-up fundamental proprietary research. The Fund may use derivative contracts, in particular forward contracts, to manage or hedge the Fund’s currency exposure. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Adviser anticipates that normally the Fund will invest in companies based in developed countries, although to a lesser extent, the Fund may also invest in foreign companies based in emerging markets. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in dividend-paying securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.